Unaudited Condensed Consolidated Balance Sheets (Parentheticals) $ in Thousands	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 ₪ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivables net of allowance for credit losses | $	$ 371		$ 367
Ordinary Shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized (in Shares)	100,000,000		100,000,000
Ordinary shares, shares issued (in Shares)	70,061,338		69,590,228
Ordinary shares, shares outstanding (in Shares)	70,061,338		69,590,228